Note 9 - Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at
	March 31, 2019	As at
	(Restated – Note 5)	March 31, 2018
Trade account receivables, net	$365,008	$326,399
Accrued gas receivable	13,637	15,893
Unbilled revenue	277,556	301,577
Other	16,414	14,975
	$672,615	$658,844